Manning & Napier Fund, Inc.

Supplement dated June 17, 2013 to the

Statement of Additional Information (“SAI”) dated March 1, 2013

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series, Dividend Focus Series, Target Income Series, Target 2010 Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, and Target 2055 Series. This supplement relates to all the classes of each of the foregoing Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s investment professionals are organized under three Overview Groups, three Portfolio Groups and five Sector Groups. Overview Groups provide macro-economic, statistical and thematic research on a global basis. Portfolio Groups employ research that focuses on a particular asset class or investment strategy (e.g., growth, income/yield, etc.). Sector Groups focus on company-specific research within their specific market sector.

Members of the Portfolio Management Teams of each Series are selected from one or more of the Advisor’s various Overview, Portfolio and Sector Groups, depending on the expertise needed to meet the objective of each Series. The Portfolio Management Team is jointly and primarily responsible for making investment decisions for the specific Series, and all investment recommendations are approved by at least one member of the Series’ Portfolio Management Team. All Series of the Advisor are managed under the oversight of the Advisor’s Senior Research Group, which includes the heads of all Overview, Portfolio and Sector Groups discussed above.

The following investment professionals serve on the Advisor’s Senior Research Group and/or Series’ Portfolio Management Teams, as noted. Except as noted, the share ownership information is current as of October 31, 2012.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Equity Series – between $100,001

and $500,000

Overseas Series – between

$100,001 and $500,000

Tax Managed Series – between

$10,001 and $50,000

Pro-Blend Extended Term Series –

between $10,001 and $50,000

Pro-Blend Conservative Term –

between $10,001 and $50,000

Between $500,001 and $1,000,000

Jack Bauer Senior Analyst/Managing Director of Fixed Income	Member of Senior Research Group, Member of Pro-Blend Series and Target Series Research Teams	Pro-Blend Extended Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Ebrahim Busheri, CFA Senior Analyst Managing Director of Emerging Growth Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Equity Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research

Member of Senior

Research Group, Member

of Dividend Focus Series

Portfolio Management Team, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams

		Pro-Blend Extended Term Series – between $100,001 and $500,000 Pro-Blend Maximum Term – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Jeffrey W. Donlon, CFA. Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Dividend Focus Series – between $100,001 and $500,000	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group, , Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Pro-Blend Extended Term Series – between $10,001 and $50,000 Pro-Blend Maximum Term – between $100,001 and $500,000	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head Global Equities, Co- Director of Research/Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Pro-Blend Extended Term Series – between $1 and $10,000 Pro-Blend Maximum Term – between $10,001 and $50,000 Equity Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Equity Series – between $100,001 and $500,000 Overseas Series – between $500,001 and $100,000 Pro-Blend Maximum Term – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Equity Income Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams

Equity Series – between $500,001

and $1,000,000

Overseas Series – between

$100,001 and $500,000

Tax Managed Series – between

$100,001 and $500,000

Dividend Focus Series – between

$100,001 and $500,000

Pro-Blend Extended Term Series –

between $100,001 and
$500,000

Over $1,000,000

Christopher F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Dividend Focus Series Research Team, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Overseas Series – between $10,001 and $50,000 Equity Series – between $50,001 and $100,000 Dividend Focus Series – between $10,001 and $50,000	Between $100,001 and $500,000

Robert Pickels, CFA, Senior Analyst/Managing Director of Focused Opportunities Group*	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio	Overseas Series – between $50,001 and $100,000 Dividend Focus Series – between $100,001 and $500,000	Between $100,001 and $500,000

Management Teams

Richard J. Schermeyer, III, CFA, Junior Analyst	Member of Dividend Focus Series Portfolio Management Team	Equity Series – between $10,001 and $50,000 Overseas Series – between $10,001 and $50,000	Between $10,001 and $50,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Pro-Blend Extended Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Pro-Blend Series, Target Series, Overseas Series, Equity Series, and Tax Managed Series Portfolio Management Teams	Pro-Blend Maximum Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Dividend Focus Series Portfolio Management Team	Pro-Blend Maximum Term Series – between $10,001 and $50,000	Between $10,001 and $50,000

*	Information as of December 31, 2012.

Compensation. Analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

The Advisor has a bonus system based on the performance of individual securities and/or the overall pre-tax performance of the portfolio. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks. For members of the Portfolio Management Teams, bonuses are based on the performance of the portfolio as a whole, using the methodology described above.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

The compensation of the Senior Research Group is not dependent on the performance of the Series.

Management of Other Portfolios. The Advisor does not use a single portfolio manager for the management of investment portfolios. Instead, the Advisor manages mutual funds other than the Dividend Focus Series, other commingled funds, and separate accounts using an analyst-driven process. The Dividend Focus Series is managed using quantitative security selection screens. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. In addition, the Advisor manages the Dividend Focus Series and separate accounts with the same objective with the same largely quantitative approach. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Portfolio Management Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all of the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. None of these accounts is subject to a performance-based fee. Except as noted, this information is current as of October 31, 2012.

Richard Schermeyer has portfolio management responsibility for products, including the Dividend Focus Series, that utilize largely quantitative investment approaches as well as mutual funds and separate accounts managed with the Advisor’s Strategic Income strategies. Jeffrey Tyburski has portfolio management responsibility for products, including the Dividend Focus Series, that utilize largely quantitative investment approaches, as well as the Inflation Focus Equity Series and separate accounts with the same strategy.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Ebrahim Busheri	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Jeffrey S. Coons	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Jeffrey W. Donlon	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Brian P. Gambill	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Jeffrey A. Herrmann	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Brian W. Lester	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Michael J. Magiera	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Christopher F. Petrosino	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Robert Pickels**	11	$7,175,855,431	27	$4,898,608,736	7,790	$22,960,071,362
Richard J. Schermeyer, III	2	$3,027,977	0	$0	83	$928,358,813
Marc Tommasi	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Virge J. Trotter, III	11	$6,760,363,676	16	$4,575,522,255	7,844	$22,435,934,073
Jeffrey M. Tyburski	1	$1,136,027	0	$0	83	$1,060,438,501

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.
**	Information as of December 31, 2012.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2012.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets*
Jack Bauer	9	$46,405,010	15	$4,016,243,414	7,157	$12,002,092,438

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular execution will participate at the average security price with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp 1031 SAI 06/2013